Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 60.6%
$8,466,499	Alternative Loan Trust 2005-62 0.027%, 12/25/2035[1,2,3]	$18,840
1,130,000	American Homes 4 Rent 2014-SFR2 Trust 5.149%, 10/17/2036[4]	1,110,266
100,000	AMSR 2019-SFR1 Trust 4.857%, 1/19/2039[4]	90,407
5,144,424	AMSR 2020-SFR1 Trust 8.193%, 4/17/2037[1,4]	5,012,691
5,000,000	AMSR 2020-SFR2 Trust 5.250%, 7/17/2037[1,4]	4,650,745
3,570,000	Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd. 8.847%, (1-Month Term SOFR+351 basis points), 12/15/2035[1,4,5]	3,397,328
4,000,000	Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd. 8.847%, (1-Month Term SOFR+351 basis points), 11/15/2036[1,4,5]	3,704,016
	B2R Mortgage Trust 2015-1
1,350,000	4.831%, 5/15/2048[1,3,4]	1,318,206
1,311,831	4.272%, 5/15/2048[1,4]	1,291,904
1,095,946	Bellemeade Re 2020-2 Ltd. 11.434%, (30-Day SOFR Average+612 basis points), 8/26/2030[1,4,5]	1,108,971
1,378,000	Bellemeade Re 2020-3 Ltd. 11.784%, (30-Day SOFR Average+647 basis points), 10/25/2030[1,4,5]	1,438,957
1,750,000	Eagle RE 2021-2 Ltd. 9.565%, (30-Day SOFR Average+425 basis points), 4/25/2034[1,4,5]	1,796,143
	FirstKey Homes 2020-SFR1 Trust
600,000	3.638%, 8/17/2037[4]	557,122
5,000,000	4.781%, 8/17/2037[4]	4,654,245
1,665,000	FirstKey Homes 2020-SFR2 Trust 3.017%, 10/19/2037[4]	1,518,135
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,789,483	14.630%, (30-Day SOFR Average+932 basis points), 10/25/2027[1,5]	5,048,600
1,475,802	12.979%, (30-Day SOFR Average+767 basis points), 12/25/2027[1,5]	1,506,094
3,141,490	7.929%, (30-Day SOFR Average+261 basis points), 12/25/2042[1,5]	3,231,752
216,880	8.429%, (30-Day SOFR Average+311 basis points), 12/25/2042[1,5]	145,298
5,561,599	3.785%, 2/25/2048[1,3,4]	3,360,262
2,190,417	3.837%, 5/25/2048[1,3,4]	1,366,788
4,998,605	4.159%, 8/25/2048[1,3,4]	3,433,002
1,832,346	4.512%, 11/25/2048[1,3,4]	1,124,093
2,127,000	9.629%, (30-Day SOFR Average+432 basis points), 2/25/2047[1,4,5]	2,286,367
3,100,000	9.479%, (30-Day SOFR Average+416 basis points), 2/25/2049[1,4,5]	3,284,284
	JP Morgan Wealth Management
997,606	8.065%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,4,5]	906,142
845,471	9.165%, (30-Day SOFR Average+385 basis points), 3/25/2051[1,4,5]	778,144
1,926,000	12.215%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,4,5]	1,784,416

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	JPMorgan Chase Bank N.A. - CACLN
$3,150,000	9.812%, 2/26/2029[1,4]	$2,957,135
334,119	1.024%, 9/25/2028[1,4]	325,974
275,648	2.365%, 9/25/2028[1,4]	269,689
370,116	0.969%, 12/26/2028[1,4]	359,485
703,221	2.280%, 12/26/2028[1,4]	685,526
8,285,521	Mill City Mortgage Loan Trust 2016-1 3.350%, 4/25/2057[1,3,4]	8,085,318
4,500,000	PNMAC GMSR Issuer Trust 2018-GT2 8.084%, (1-Month USD Libor+265 basis points), 8/25/2025[1,4,5]	4,493,157
	Progress Residential 2019-SFR3 Trust
2,000,000	4.116%, 9/17/2036[4]	1,920,742
1,228,000	3.867%, 9/17/2036[4]	1,183,705
	Progress Residential 2020-SFR3 Trust
245,000	2.296%, 10/17/2027[4]	222,264
100,000	2.796%, 10/17/2027[4]	91,134
1,879,020	Progress Residential 2021-SFR1 5.004%, 4/17/2038[4]	1,664,945
1,049,000	Progress Residential 2021-SFR2 Trust 4.998%, 4/19/2038[1,4]	939,783
1,739,672	Progress Residential 2021-SFR3 4.750%, 5/17/2026[4]	1,528,925
5,040,000	Progress Residential 2021-SFR4 3.407%, 5/17/2038[4]	4,413,755
2,350,000	Radnor RE 2020-1 Ltd. 8.434%, (1-Month USD Libor+300 basis points), 1/25/2030[1,4,5]	2,374,295
757,044	RESI Finance LP 2003-CB1 7.094%, (1-Month Term SOFR+176 basis points), 6/10/2035[1,4,5]	715,029
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,3,4]	2,845,237
	STAR 2021-SFR1 Trust
3,000,000	8.646%, (1-Month Term SOFR+331 basis points), 4/17/2038[4,5]	2,881,035
3,633,000	9.896%, (1-Month Term SOFR+457 basis points), 4/17/2038[4,5]	3,542,935
2,000,000	Triangle Re 2021-2 Ltd. 10.934%, (1-Month USD Libor+550 basis points), 10/25/2033[1,4,5]	2,029,742
10,000,000	Tricon American Homes 2017-SFR2 Trust 5.104%, 1/17/2036[4]	9,926,570
5,000,000	Tricon Residential 2021-SFR1 Trust 3.692%, 7/17/2038[1,4]	4,361,765
	Western Mortgage Reference Notes Series 2021-CL2
5,395,998	10.665%, (30-Day SOFR Average+535 basis points), 7/25/2059[1,4,5]	5,353,936
1,715,404	11.815%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,4,5]	1,680,919
4,902,822	9.015%, (30-Day SOFR Average+370 basis points), 7/25/2059[1,4,5]	4,942,192

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$10,443,010	9.415%, (30-Day SOFR Average+410 basis points), 7/25/2059[1,4,5]	$10,470,257
	TOTAL ASSET-BACKED SECURITIES
	(Cost $143,348,804)	140,188,667
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.2%
1,972,850	Chase Home Lending Mortgage Trust 2019-ATR1 4.425%, 4/25/2049[1,3,4]	1,664,071
	Chase Mortgage Finance Corp.
2,158,000	11.815%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,4,5]	1,871,143
1,695,033	6.515%, (30-Day SOFR Average+120 basis points), 2/25/2050[1,4,5]	1,590,949
7,403,616	CHL Mortgage Pass-Through Trust 2005-3 0.000%, 4/25/2035[1,2,3]	444
1,993,000	CIM Trust 2019-J1 3.942%, 8/25/2049[1,3,4]	1,166,654
3,500,000	Dominion Mortgage Trust 2021-RTL1 5.731%, 7/25/2027[1,4,6]	2,836,267
	Fannie Mae Connecticut Avenue Securities
4,100,000	14.679%, (30-Day SOFR Average+937 basis points), 11/25/2039[1,4,5]	4,444,862
2,492,783	10.679%, (30-Day SOFR Average+536 basis points), 10/25/2023[1,5]	2,501,912
4,353,859	FARM Mortgage Trust 2021-1 3.241%, 7/25/2051[1,3,4]	2,997,317
7,813,374	FARM Mortgage Trust 2023-1 3.033%, 3/25/2052[1,3,4]	5,277,038
660,000	FirstKey Homes 2020-SFR1 Trust 4.284%, 8/17/2037[4]	618,100
3,459,805	Flagstar Mortgage Trust 2021-9INV 2.500%, 9/25/2041[1,3,4]	2,873,285
	Freddie Mac Multifamily Structured Pass-Through Certificates
12,736,000	2.426%, 2/25/2047[1,2,3]	1,293,672
19,553,038	5.008%, 3/25/2056[1,2,3]	4,805,755
7,000,000	4.947%, 9/25/2055[1,2,3]	1,784,285
	Galton Funding Mortgage Trust 2017-1
3,882,224	4.713%, 11/25/2057[1,3,4]	3,321,280
2,535,000	4.713%, 11/25/2057[1,3,4]	1,795,428
1,977,000	JP Morgan Mortgage Trust 2016-3 3.279%, 10/25/2046[1,3,4]	1,266,462
2,874,500	JP Morgan Mortgage Trust 2017-1 3.449%, 1/25/2047[1,3,4]	2,334,221
1,635,360	JP Morgan Mortgage Trust 2017-2 3.649%, 5/25/2047[1,3,4]	1,404,457
	JP Morgan Mortgage Trust 2020-8
788,983	3.504%, 3/25/2051[1,3,4]	514,150
855,000	3.504%, 3/25/2051[1,3,4]	369,259
1,882,789	3.504%, 3/25/2051[1,3,4]	634,781

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$2,451,507	JP Morgan Seasoned Mortgage Trust 2014-1 5.864%, 5/25/2033[1,3,4]	$2,289,631
1,430,198	JP Morgan Trust 2015-1 6.565%, 12/25/2044[1,3,4]	1,394,675
5,011,163	LSTAR Securities Investment Ltd. 2023-1 8.810%, (SOFR Rate+350 basis points), 1/1/2028[1,4,5]	5,026,531
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,651,983	2.898%, 5/25/2051[1,3,4]	965,616
1,500,000	2.898%, 5/25/2051[1,3,4]	485,775
1,251,254	2.898%, 5/25/2051[1,3,4]	360,023
	Oceanview Mortgage Trust 2021-1
1,543,000	2.721%, 5/25/2051[1,3,4]	589,787
772,000	2.721%, 5/25/2051[1,3,4]	240,238
	Oceanview Mortgage Trust 2021-3
1,406,000	2.713%, 6/25/2051[1,3,4]	533,948
527,000	2.713%, 6/25/2051[1,3,4]	163,057
1,982,724	Sequoia Mortgage Trust 2019-5 3.717%, 12/25/2049[1,3,4]	1,073,310
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $64,885,986)	60,488,383
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/20293,7,8,*	—
	TOTAL FINANCIALS
	(Cost $6,457)	—
	TOTAL CORPORATE BONDS
	(Cost $6,457)	—
	U.S. TREASURY BILLS — 8.5%
20,000,000	United States Treasury Bill 0.000%, 2/22/2024	19,578,860
	TOTAL U.S. TREASURY BILLS
	(Cost $19,576,400)	19,578,860

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 5.8%
13,415,913	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 5.197%[9]	$13,415,913
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,415,913)	13,415,913
	TOTAL INVESTMENTS — 101.1%
	(Cost $241,233,560)	233,671,823
	Liabilities in Excess of Other Assets — (1.1)%	(2,601,518)
	TOTAL NET ASSETS — 100.0%	$231,070,305

LP – Limited Partnership

[1]Callable.
[2]Interest-only security.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $180,340,398, which represents 78.1% of total net assets of the Fund.
[5]Floating rate security.
[6]Step rate security.
[7]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[8]Security is in default.
[9]The rate is the annualized seven-day yield at period end.
*Non-income producing security.